Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Summary of Inventory	Inventory consists of the following (in USD thousands):

	December 31,
	2023	2022
Raw materials	$7,007	$5,195
Work in progress	1,482	1,340
Finished goods	127	124
Provision	(2,134)	(1,503)
Total	$6,482	$5,156

Summary of Inventory Provision Movement
Inventory provision movement for the years ended December 31, 2023 and 2022, respectively are as follows (in USD thousands):

	2023	2022
As of January 1	$(1,503)	$(793)
Increase in provision	(448)	(697)
Currency Translation Adjustment	(183)	(13)
As of December 31	$(2,134)	$(1,503)